FEDERATED MUNICIPAL SECURITIES INCOME TRUST
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                October 31, 2005

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549
       RE:    FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
                  Federated California Municipal Income Fund
                  Federated Michigan Intermediate Municipal Trust
                  Federated New York Municipal Income Fund
                  Federated North Carolina Municipal Income Fund
                  Federated Ohio Municipal Income Fund
                  Federated Pennsylvania Municipal Income Fund
                  Federated Vermont Municipal Income Fund
                1933 Act File No. 33-36729
                1940 Act File No. 811-6165

Dear Sir or Madam:
         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated October 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 39 on October 28, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                            Very truly yours,



                                            /s/ George F. Magera
                                            George F. Magera
                                            Assistant Secretary